Contingent consideration liabilities - Summary of Fair Value Contingent Consideration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	£ 6,662	£ 7,068	£ 6,076
Remeasurement through income statement	1,762	768	1,645
Exchange movement through reserves	6	(29)	2
Initial recognition from business combinations	104		482
Cash payments: operating cash flows	(1,235)	(1,134)	(1,058)
Cash payments: investing activities	(19)	(11)	(79)
Ending balance	7,280	6,662	7,068
Shionogi ViiV healthcare
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	5,718	5,890	5,559
Remeasurement through income statement	1,533	934	1,431
Exchange movement through reserves	0	0	0
Initial recognition from business combinations	0		0
Cash payments: operating cash flows	(1,190)	(1,106)	(1,031)
Cash payments: investing activities	0	0	(69)
Ending balance	6,061	5,718	5,890
Affinivax
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	516	501	0
Remeasurement through income statement	(22)	44	17
Exchange movement through reserves	8	(29)	2
Initial recognition from business combinations	0		482
Cash payments: operating cash flows	0	0	0
Cash payments: investing activities	0	0	0
Ending balance	502	516	501
Novartis Vaccines
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	424	673	479
Remeasurement through income statement	215	(210)	231
Exchange movement through reserves	0	0	0
Initial recognition from business combinations	0		0
Cash payments: operating cash flows	(45)	(28)	(27)
Cash payments: investing activities	(19)	(11)	(10)
Ending balance	575	424	673
Other
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	4	4	38
Remeasurement through income statement	36	0	(34)
Exchange movement through reserves	(2)	0	0
Initial recognition from business combinations	104		0
Cash payments: operating cash flows	0	0	0
Cash payments: investing activities	0	0	0
Ending balance	£ 142	£ 4	£ 4